Income taxes (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Net tax expense	$ 1,998	$ 1,583	$ 1,267
Effective tax rate	21.10%
Current tax expense / (benefit)	$ 1,600
Deferred tax assets	8,876	9,212
Net tax expense / (benefit) recognized in other comprehensive income	(479)	237
Deferred tax expense income in respect of movements in the expected value of future tax deductions for deferred compensation awards	77	(138)
Unrecognized tax losses carried forward for which no deferred tax asset recognised	34,690	35,127
UK
Entity [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,909	13,848
United States
Entity [Table]
Deferred tax assets	8,521	8,780
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,870	16,256
Other locations
Entity [Table]
Deferred tax assets	355	431
Unrecognized tax losses carried forward for which no deferred tax asset recognised	4,911	5,023
Swiss
Entity [Table]
Net tax expense	714	598	630
Current tax expense / (benefit)	680	482	365
Deferred tax expense / (benefit)	34	116	265
Non-Swiss
Entity [Table]
Net tax expense	1,284	985	637
Current tax expense / (benefit)	884	749	426
Deferred tax expense / (benefit)	400	236	211
Deferred tax expense / (benefit) resulting from the remeasurement of DTAs	(334)
Deferred tax expense / (benefit) resulting from the net upward remeasurement of DTAs for certain entities	(152)
Deferred tax expense / (benefit) resulting from the contribution of certain real estate assets from UBS AG to UBS Americas Inc.	(113)
Amortisation of deferred tax assets	734
Deferred tax expense income in respect of movements in the expected value of future tax deductions for deferred compensation awards	69
UBS AG
Entity [Table]
Net tax expense	$ 1,903	1,488	1,198
Effective tax rate	21.20%
Deferred tax assets	$ 8,839	9,174
Net tax expense / (benefit) recognized in other comprehensive income	(455)	258
Deferred tax expense income in respect of movements in the expected value of future tax deductions for deferred compensation awards	77	(138)
Unrecognized tax losses carried forward for which no deferred tax asset recognised	34,690	35,127
UBS AG | UK
Entity [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,909	13,848
UBS AG | United States
Entity [Table]
Deferred tax assets	8,521	8,780
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,870	16,256
UBS AG | Other locations
Entity [Table]
Deferred tax assets	318	394
Unrecognized tax losses carried forward for which no deferred tax asset recognised	4,911	5,023
UBS AG | Swiss
Entity [Table]
Net tax expense	640	524	582
Current tax expense / (benefit)	614	417	336
Deferred tax expense / (benefit)	26	107	246
UBS AG | Non-Swiss
Entity [Table]
Net tax expense	1,263	963	616
Current tax expense / (benefit)	857	715	402
Deferred tax expense / (benefit)	406	$ 248	$ 214
Deferred tax expense / (benefit) resulting from the remeasurement of DTAs	(334)
Deferred tax expense / (benefit) resulting from the net upward remeasurement of DTAs for certain entities	(152)
Deferred tax expense / (benefit) resulting from the contribution of certain real estate assets from UBS AG to UBS Americas Inc.	(113)
Amortisation of deferred tax assets	740
Deferred tax expense income in respect of movements in the expected value of future tax deductions for deferred compensation awards	$ 69